Investment Strategy	May 13, 2025
Defiance Daily Target 2X Short CVNA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund's actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see the Prospectus section titled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivatives positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the industry assigned to the Underlying Security. As of the date of the Prospectus, CVNA is assigned to the Specialty Retail industry.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

CARVANA CO. (“CVNA”)

CVNA is a leading e-commerce platform for buying and selling used cars. CVNA is listed on the New York Stock Exchange (“NYSE”). Per CVNA’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of CVNA (based on the last reported sale price of its common stock on June 28, 2024 on the NYSE) was approximately $14.7 billion.

CVNA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CVNA pursuant to the Exchange Act can be located by reference to SEC file number 001-38073 through the SEC’s website at www.sec.gov. In addition, information regarding CVNA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of CVNA or other securities of CVNA. The Fund has derived all disclosures contained in this document regarding CVNA from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CVNA. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CVNA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CVNA (and therefore the price of CVNA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CVNA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of CVNA.

NONE OF THE FUND, TIDAL TRUST II, AND TIDAL INVESTMENTS LLC ARE AFFILIATED WITH THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short IONQ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund's actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see the Prospectus section titled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s swap agreements.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the industry assigned to the Underlying Security. As of the date of the Prospectus, IONQ is assigned to the Technology Hardware, Storage & Peripherals industry.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

IONQ, INC. (“IONQ”)

IonQ, Inc. sells quantum computing hardware together with related maintenance and support. IONQ also sells access to several quantum computers of various qubit capacities and is in the process of researching and developing technologies for quantum computers with increasing computational capabilities. IONQ is listed on the New York Stock Exchange (the “NYSE”). Per IONQ’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of IONQ, based on the closing price of $7.03, per share of IONQ’s common stock on the NYSE on June 30, 2024, was $1.2 billion.

IONQ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IONQ pursuant to the Exchange Act can be located by reference to SEC file number 001-39694 through the SEC’s website at www.sec.gov. In addition, information regarding IONQ may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of IONQ or other securities of IonQ, Inc. The Fund has derived all disclosures contained in this document regarding IONQ from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to IONQ. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IONQ is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IONQ (and therefore the share price of IONQ at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning IONQ could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of IONQ.

NONE OF THE FUND, TIDAL TRUST II, AND TIDAL INVESTMENTS LLC ARE AFFILIATED WITH THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short PLTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund's actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see the Prospectus section titled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s swap agreements.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the industry assigned to the Underlying Security. As of the date of the Prospectus, PLTR is assigned to the Software industry.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

Palantir Technologies Inc. (NYSE: PLTR)

Palantir Technologies Inc. develops software that enables organizations to integrate and utilize their data, decisions, and operations at scale. Founded in 2003, the company initially built software for U.S. intelligence agencies to support counterterrorism efforts and later expanded to serve commercial enterprises facing similar data challenges. PLTR is currently listed on The Nasdaq Stock Market LLC (“NASDAQ”), however, it was previously listed on the New York Stock Exchange (“NYSE”). According to Palantir Technologies Inc.’s most recent Form 10-K filing, the aggregate market value of the common stock held by non-affiliates of PLTR, based on the closing price of the shares of Class A common stock on June 28, 2024 as reported by the NYSE on such date was approximately $51.5 billion.

PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PLTR pursuant to the Exchange Act can be located by reference to SEC file number 001-39540 through the SEC’s website at www.sec.gov. Additional information regarding PLTR may be obtained from press releases, news articles, and other publicly available documents.

This document relates only to the securities offered hereby and does not relate to the shares of PLTR or other securities of Palantir Technologies Inc. The Fund has derived all disclosures contained in this document regarding PLTR from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to PLTR. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PLTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PLTR (and therefore the share price of PLTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PLTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of PLTR.

NONE OF THE FUND, TIDAL TRUST II, AND ADVISER ARE AFFILIATED WITH THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short RKLB ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund's actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see the Prospectus section titled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s swap agreements.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the industry assigned to the Underlying Security. As of the date of the Prospectus, RKLB is assigned to the Aerospace & Defense industry.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

Rocket Lab USA, Inc. (NASDAQ: RKLB)

Rocket Lab USA, Inc. is a leading aerospace company that specializes in small satellite launch services, spacecraft manufacturing, and advanced space systems. The company provides reliable and cost-effective access to orbit through its Electron rocket, develops satellite platforms such as Photon for various applications, and is advancing the development of its medium-lift Neutron rocket. RKLB is listed on The Nasdaq Stock Market LLC (“NASDAQ”). According to Rocket Lab’s most recent Form 10-K filing, the aggregate market value of RKLB’s common stock held by non-affiliates of RKLB on June 30, 2024, the last business day of RKLB’s most recently completed second fiscal quarter, was $1,732.3 million (based on the closing sales price of RKLB’s common stock on that date).

RKLB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by RKLB pursuant to the Exchange Act can be located by reference to SEC file number 001-39560 through the SEC’s website at www.sec.gov. Additional information regarding RKLB may be obtained from press releases, news articles, and other publicly available documents.

This document relates only to the securities offered hereby and does not relate to the shares of RKLB or other securities of Rocket Lab USA, Inc. The Fund has derived all disclosures contained in this document regarding RKLB from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to RKLB. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RKLB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RKLB (and therefore the share price of RKLB at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning RKLB could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of RKLB.

NONE OF THE FUND, TIDAL TRUST II, AND ADVISER ARE AFFILIATED WITH THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.